UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: November 30

Date of reporting period: May 31, 2006

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

MAY 31, 2006

Legg Mason Partners

Mid Cap Core Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Mid Cap Core Fund

Semi-Annual Report  •  May 31, 2006

What’s

Inside

Fund Objective

The Fund seeks long-term growth of capital.

“Smith Barney”, “Salomon Brothers” and “Citi” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was mixed during the six-month reporting period. After a 4.1% advance in the third quarter of 2005, gross domestic product (“GDP”)i growth slipped to 1.7% in the fourth quarter. This marked the first quarter in which GDP growth did not surpass 3.0% in nearly three years. However, as expected, the economy rebounded sharply in the first quarter of 2006. During this time, GDP rose 5.6%, its best showing since the third quarter of 2003. The economic turnaround was prompted by both strong consumer and business spending. In addition, the U.S. Labor Department reported that unemployment was 4.6% in May, its lowest rate since July 2001.

The Federal Reserve Board (“Fed”)ii continued to raise interest rates during the reporting period. Despite the “changing of the guard” from Fed Chairman Alan Greenspan to Ben Bernanke in early 2006, it was “business as usual” for the Fed, as it raised short-term interest rates four times during the period. Since it began its tightening campaign in June 2004, the Fed has increased rates 16 consecutive times, bringing the federal funds rateiii from 1.00% to 5.00%. Coinciding with its latest rate hike in May 2006, the Fed said that the “extent and timing” of further increases would depend on future economic data. After the end of the Fund’s reporting period, at its June meeting, the Fed once again raised the federal funds rate by 0.25% to 5.25%.

For the six-month period ended May 31, 2006, the U.S. stock market generated positive results, with the S&P 500 Indexiv returning 2.61%. During this time, high oil and commodity prices, steadily rising interest rates and geopolitical issues triggered periods of market volatility. However, these factors were not enough to overcome the positive economic environment and strong corporate profits.

Looking at the market more closely, small-cap stocks outperformed their mid- and large-cap counterparts, with the

Legg Mason Partners Mid Cap Core Fund         I

Russell 2000v, Russell Midcapvi and Russell 1000vii Indexes returning 7.03%, 5.80%, and 2.76%, respectively. From an investment style perspective, value stocks significantly outperformed growth stocks, with the Russell 3000 Valueviii and Russell 3000 Growthix Indexes returning 6.67% and -0.27%, respectively, over the reporting period.

Performance Review

For the six months ended May 31, 2006, Class A shares of the Legg Mason Partners Mid Cap Core Fund, excluding sales charges, returned 5.85%. These shares outperformed the Fund’s unmanaged benchmark, the S&P MidCap 400 Indexx, which returned 4.94% for the same period. The Lipper Mid-Cap Core Funds Category Average1 increased 5.21% over the same time frame.

Performance Snapshot as of May 31, 2006 (excluding sales charges) (unaudited)

6 months

Mid Cap Core — Class A Shares	5.85%

S&P MidCap 400 Index	4.94%

Lipper Mid-Cap Core Funds Category Average	5.21%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.
Excluding sales charges, Class 1 shares returned 5.96%, Class B shares returned 5.47%, Class C shares returned 5.47% and Class Y shares returned 6.06% over the six months ended May 31, 2006. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.
Performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended May 31, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 322 funds in the Fund’s Lipper category, and excluding sales charges.

II         Legg Mason Partners Mid Cap Core Fund

Special Shareholder Notices

Prior to April 7, 2006, the Fund operated under the name Smith Barney Mid Cap Core Fund. The Fund’s investment strategy and objective have not changed.

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, standardize share class pricing features, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Fund’s Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.

The Fund’s Board has approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) as the Fund’s investment manager effective August 1, 2006. The Fund’s Board has also approved the appointment of CAM North America, LLC (“CAM N.A.”) as the Fund’s subadviser effective August 1, 2006. The portfolio managers who are responsible for the day-to-day management of the Fund remain the same immediately prior to and immediately after the date of these changes. LMPFA and CAM N.A. are wholly-owned subsidiaries of Legg Mason.

Effective June 28, 2006, the Fund defines medium-sized companies as those companies whose market capitalization values are in the range of the market capitalization values of the constituents of the S&P MidCap 400 Index or the Russell Midcap Index, as defined from time to time. Securities of companies whose market capitalizations no longer meet this definition after purchase by the Fund still will be considered to be securities of mid capitalization companies for purposes of the Fund’s 80% investment policy. As of May 31, 2006, the market capitalization range of the S&P MidCap 400 Index was from $400 million to $16.5 billion and the market capitalization range of the Russell Midcap Index was from $660 million to $27.3 billion.

Effective June 30, 2006, Brian M. Angerame and Derek J. Deutsch, CFA, each of whom is an Investment Officer and

Legg Mason Partners Mid Cap Core Fund         III

Portfolio Manager for Smith Barney Fund Management LLC (the “Manager”) continue to manage the day-to-day operations of the Fund, including initiating buy/sell orders and coordinating with research personnel. Mr. Angerame joined the Manager in 2000. Mr. Deutsch joined the Manager in 1999.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Manager with regard to recent regulatory developments is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 14, 2006

IV         Legg Mason Partners Mid Cap Core Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Mid-cap stocks may be more volatile than large-cap stocks. Additionally, the Fund’s performance may be influenced by political, social and economic factors affecting investments in companies in foreign countries. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

vi	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

viii	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

[x]	The S&P MidCap 400 Index is a market-value weighted index which consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation.

Legg Mason Partners Mid Cap Core Fund         V

Fund at a Glance (unaudited)

Legg Mason Partners Mid Cap Core Fund 2006 Semi-Annual Report          1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2005 and held for the six months ended May 31, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class 1	5.96%	$1,000.00	$1,059.60	1.00%	$5.13

Class A	5.85	1,000.00	1,058.50	1.20	6.16

Class B	5.47	1,000.00	1,054.70	1.98	10.14

Class C	5.47	1,000.00	1,054.70	1.90	9.73

Class Y	6.06	1,000.00	1,060.60	0.78	4.01

(1)	For the six months ended May 31, 2006.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class 1 and A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2         Legg Mason Partners Mid Cap Core Fund 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class 1	5.00%	$1,000.00	$1,019.95	1.00%	$5.04

Class A	5.00	1,000.00	1,018.95	1.20	6.04

Class B	5.00	1,000.00	1,015.06	1.98	9.95

Class C	5.00	1,000.00	1,015.46	1.90	9.55

Class Y	5.00	1,000.00	1,021.04	0.78	3.93

(1)	For the six months ended May 31, 2006.
(2)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Mid Cap Core Fund 2006 Semi-Annual Report          3

Schedule of Investments (May 31, 2006) (unaudited)

LEGG MASON PARTNERS MID CAP CORE FUND

Shares	Security	Value

COMMON STOCKS — 98.8%
CONSUMER DISCRETIONARY — 15.4%
Auto Components — 0.4%
64,760	BorgWarner Inc.	$4,259,913

Diversified Consumer Services — 2.0%
1,897,900	ServiceMaster Co.	20,497,320

Hotels, Restaurants & Leisure — 2.9%
467,300	CBRL Group Inc.	17,491,039
352,600	GTECH Holdings Corp.	12,182,330

	Total Hotels, Restaurants & Leisure	29,673,369

Household Durables — 4.3%
203,920	Black & Decker Corp.	17,732,883
211,930	Mohawk Industries Inc.*	15,619,241
389,100	Toll Brothers Inc.*	10,995,966

	Total Household Durables	44,348,090

Multiline Retail — 1.9%
1,219,300	Dollar General Corp.	19,874,590

Specialty Retail — 3.9%
516,900	Bed Bath & Beyond Inc.*	18,179,373
450,000	Sherwin-Williams Co.	21,766,500

	Total Specialty Retail	39,945,873

	TOTAL CONSUMER DISCRETIONARY	158,599,155

CONSUMER STAPLES — 3.7%
Beverages — 1.6%
253,500	Molson Coors Brewing Co., Class B Shares	16,421,730

Food Products — 2.1%
601,435	Hormel Foods Corp.	21,597,531

	TOTAL CONSUMER STAPLES	38,019,261

ENERGY — 10.3%
Energy Equipment & Services — 5.1%
332,302	Nabors Industries Ltd.*	11,932,965
326,060	Smith International Inc.	13,355,418
530,434	Weatherford International Ltd.*	27,603,785

	Total Energy Equipment & Services	52,892,168

Oil, Gas & Consumable Fuels — 5.2%
261,910	Murphy Oil Corp.	13,810,514
341,918	Newfield Exploration Co.*	14,610,156
243,992	Nexen Inc.	13,675,752
266,300	Pioneer Natural Resources Co.	10,867,703

	Total Oil, Gas & Consumable Fuels	52,964,125

	TOTAL ENERGY	105,856,293

See Notes to Financial Statements.

4         Legg Mason Partners Mid Cap Core Fund 2006 Semi-Annual Report

Schedule of Investments (May 31, 2006) (unaudited) (continued)

Shares	Security	Value

FINANCIALS — 18.1%
Capital Markets — 1.1%
80,625	Bear Stearns Cos. Inc.	$10,783,594

Commercial Banks — 1.8%
373,100	Associated Banc-Corp.	12,334,686
115,126	Comerica Inc.	6,303,148

	Total Commercial Banks	18,637,834

Consumer Finance — 1.0%
280,750	Nelnet Inc., Class A Shares*	10,491,628

Insurance — 6.8%
79,058	Ambac Financial Group Inc.	6,336,499
215,710	Cincinnati Financial Corp.	9,888,146
150,696	Fidelity National Financial Inc.	6,252,377
312,089	National Financial Partners Corp.	13,997,191
803,000	Old Republic International Corp.	17,160,110
269,973	PartnerRe Ltd.	16,581,742

	Total Insurance	70,216,065

Real Estate Investment Trusts (REITs) — 1.3%
1,153,285	Spirit Finance Corp.	13,435,770

Thrifts & Mortgage Finance — 6.1%
1,216,465	Hudson City Bancorp Inc.	16,653,406
190,500	MGIC Investment Corp.	12,548,235
969,600	New York Community Bancorp Inc.	16,153,536
382,420	PMI Group Inc.	17,400,110

	Total Thrifts & Mortgage Finance	62,755,287

	TOTAL FINANCIALS	186,320,178

HEALTH CARE — 13.6%
Biotechnology — 3.1%
516,780	ImClone Systems Inc.*	20,671,200
362,700	MedImmune Inc.*	11,541,114

	Total Biotechnology	32,212,314

Health Care Equipment & Supplies — 3.1%
479,580	Cytyc Corp.*	12,603,362
255,003	Fisher Scientific International Inc.*	18,933,973

	Total Health Care Equipment & Supplies	31,537,335

Health Care Providers & Services — 6.1%
315,500	Coventry Health Care Inc.*	16,484,875
409,400	Manor Care Inc.	19,012,536
238,080	Omnicare Inc.	11,037,389
363,600	Pediatrix Medical Group Inc.*	16,794,684

	Total Health Care Providers & Services	63,329,484

See Notes to Financial Statements.

Legg Mason Partners Mid Cap Core Fund 2006 Semi-Annual Report         5

Schedule of Investments (May 31, 2006) (unaudited) (continued)

Shares	Security	Value

Pharmaceuticals — 1.3%
738,200	MGI Pharma Inc.*	$13,294,982

	TOTAL HEALTH CARE	140,374,115

INDUSTRIALS — 14.3%
Aerospace & Defense — 4.4%
212,227	Alliant Techsystems Inc.*	16,566,439
254,900	Armor Holdings Inc.*	14,559,888
194,059	L-3 Communications Holdings Inc.	14,158,545

	Total Aerospace & Defense	45,284,872

Air Freight & Logistics — 0.9%
208,046	C.H. Robinson Worldwide Inc.	9,162,346

Commercial Services & Supplies — 1.8%
573,080	R.R. Donnelley & Sons Co.	18,441,714

Electrical Equipment — 1.6%
353,834	Roper Industries Inc.	16,573,585

Machinery — 5.0%
844,100	AGCO Corp.*	20,646,686
278,000	Eaton Corp.	20,444,120
130,200	Parker Hannifin Corp.	10,158,204

	Total Machinery	51,249,010

Road & Rail — 0.6%
402,199	Heartland Express Inc.	6,781,069

	TOTAL INDUSTRIALS	147,492,596

INFORMATION TECHNOLOGY — 18.0%
Computers & Peripherals — 5.3%
406,000	Avid Technology Inc.*	15,992,340
407,500	Intergraph Corp.*	14,486,625
199,400	Lexmark International Inc., Class A Shares*	11,415,650
628,900	Western Digital Corp.*	12,798,115

	Total Computers & Peripherals	54,692,730

Electronic Equipment & Instruments — 3.7%
518,950	Benchmark Electronics Inc.*	12,563,779
193,303	CDW Corp.	10,811,437
827,100	Ingram Micro Inc., Class A Shares*	14,275,746
22,760	Tech Data Corp.*	826,188

	Total Electronic Equipment & Instruments	38,477,150

Internet Software & Services — 2.9%
559,000	j2 Global Communications Inc.*	14,847,040
447,000	WebEx Communications Inc.*	14,683,950

	Total Internet Software & Services	29,530,990

IT Services — 1.2%
606,200	Sabre Holdings Corp., Class A Shares	12,972,680

See Notes to Financial Statements.

6         Legg Mason Partners Mid Cap Core Fund 2006 Semi-Annual Report

Schedule of Investments (May 31, 2006) (unaudited) (continued)

Shares	Security	Value

Semiconductors & Semiconductor Equipment — 2.7%
336,200	Lam Research Corp.*	$15,058,398
368,600	Microchip Technology Inc.	12,642,980

	Total Semiconductors & Semiconductor Equipment	27,701,378

Software — 2.2%
540,800	Check Point Software Technologies Ltd.*	10,448,256
588,100	Internet Security Systems Inc.*	12,044,288

	Total Software	22,492,544

	TOTAL INFORMATION TECHNOLOGY	185,867,472

MATERIALS — 1.8%
Chemicals — 1.2%
193,510	Air Products & Chemicals Inc.	12,549,124

Metals & Mining — 0.6%
236,796	Compass Minerals International Inc.	6,033,562

	TOTAL MATERIALS	18,582,686

UTILITIES — 3.6%
Electric Utilities — 2.4%
585,000	Pepco Holdings Inc.	13,431,600
235,500	WPS Resources Corp.	11,497,110

	Total Electric Utilities	24,928,710

Multi-Utilities — 1.2%
319,500	SCANA Corp.	12,179,340

	TOTAL UTILITIES	37,108,050

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $893,636,848)	1,018,219,806

Face Amount
SHORT-TERM INVESTMENT — 0.7%
Repurchase Agreement — 0.7%
$7,483,000	Interest in $472,040,000 joint tri-party repurchase agreement dated 5/31/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.020% due 6/1/06; Proceeds at maturity — $7,484,043; (Fully collateralized by U.S. Treasury Note, 4.875% due 4/30/11; Market value — $7,632,714) (Cost — $7,483,000)	7,483,000

	TOTAL INVESTMENTS — 99.5% (Cost — $901,119,848#)	1,025,702,806
	Other Assets in Excess of Liabilities — 0.5%	5,216,173

	TOTAL NET ASSETS — 100.0%	$1,030,918,979

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Mid Cap Core Fund 2006 Semi-Annual Report         7

Statement of Assets and Liabilities (May 31, 2006) (unaudited)

ASSETS:
Investments, at value (Cost — $901,119,848)	$1,025,702,806
Cash	774
Receivable for securities sold	18,247,477
Dividends and interest receivable	925,902
Receivable for Fund shares sold	519,603
Prepaid expenses	69,323

Total Assets	1,045,465,885

LIABILITIES:
Payable for securities purchased	11,819,399
Payable for Fund shares repurchased	1,221,982
Investment management fee payable	674,714
Distribution fees payable	259,275
Trustees’ fees payable	3,157
Deferred compensation payable	1,454
Accrued expenses	566,925

Total Liabilities	14,546,906

Total Net Assets	$1,030,918,979

NET ASSETS:
Par value (Note 6)	$48,290
Paid-in capital in excess of par value	782,014,782
Accumulated net investment loss	(1,238,376)
Accumulated net realized gain on investments	125,511,325
Net unrealized appreciation on investments	124,582,958

Total Net Assets	$1,030,918,979

Shares Outstanding:
Class 1	305,232

Class A	17,679,426

Class B	16,306,678

Class C	13,932,023

Class Y	66,732

Net Asset Value:
Class 1 (and redemption price)	$22.39

Class A (and redemption price)	$22.25

Class B *	$20.81

Class C *	$20.81

Class Y (and redemption price)	$22.91

Maximum Public Offering Price Per Share:
Class 1 (based on maximum sales charge of 8.50%)	$24.47

Class A (based on maximum sales charge of 5.00%)	$23.42

*	Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

8         Legg Mason Partners Mid Cap Core Fund 2006 Semi-Annual Report

Statement of Operations (For the six months ended May 31, 2006) (unaudited)

INVESTMENT INCOME:
Dividends	$7,279,820
Interest	331,307
Less: Foreign taxes withheld	(3,697)

Total Investment Income	7,607,430

EXPENSES:
Investment management fee (Note 2)	3,995,553
Distribution fees (Notes 2 and 4)	3,788,347
Transfer agent fees (Notes 2 and 4)	978,049
Shareholder reports (Note 4)	61,953
Registration fees	46,374
Audit and tax	14,559
Trustees’ fees (Note 2)	14,052
Insurance	10,975
Custody fees	10,961
Legal fees	5,588
Miscellaneous expenses	2,017

Total Expenses	8,928,428
Less: Fee waivers and/or expense reimbursements (Notes 2 and 7)	(82,622)

Net Expenses	8,845,806

Net Investment Loss	(1,238,376)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3):
Net Realized Gain From Investments	126,491,084

Change in Net Unrealized Appreciation/Depreciation From Investments	(66,280,340)

Net Gain on Investments	60,210,744

Increase in Net Assets From Operations	$58,972,368

See Notes to Financial Statements.

Legg Mason Partners Mid Cap Core Fund 2006 Semi-Annual Report         9

Statements of Changes in Net Assets

For the six months ended May 31, 2006 (unaudited) and the year ended November 30, 2005

	2006	2005
OPERATIONS:
Net investment loss	$(1,238,376)	$(4,806,120)
Net realized gain	126,491,084	165,987,033
Change in net unrealized appreciation/depreciation	(66,280,340)	(50,654,468)

Increase in Net Assets From Operations	58,972,368	110,526,445

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net realized gains	—	(139,342,655)

Decrease in Net Assets From Distributions to Shareholders	—	(139,342,655)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	61,719,870	120,620,764
Reinvestment of distributions	—	132,803,298
Cost of shares repurchased	(149,525,517)	(396,431,486)

Decrease in Net Assets From Fund Share Transactions	(87,805,647)	(143,007,424)

Decrease in Net Assets	(28,833,279)	(171,823,634)
NET ASSETS:
Beginning of period	1,059,752,258	1,231,575,892

End of period*	$1,030,918,979	$1,059,752,258

* Includes overdistributed net investment income of:	$(1,238,376)	—

See Notes to Financial Statements.

10         Legg Mason Partners Mid Cap Core Fund 2006 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class 1 Shares(1)	2006(2)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$21.13		$21.73	$19.91	$16.60	$18.70	$19.91

Income (Loss) From Operations:
Net investment income (loss)	0.05		0.04	(0.05)	(0.08)	(0.09)	0.03
Net realized and unrealized gain (loss)	1.21		2.28	1.87	3.39	(2.01)	(1.24)

Total Income (Loss) From Operations	1.26		2.32	1.82	3.31	(2.10)	(1.21)

Less Distributions From:
Net realized gains	—		(2.92)	—	—	—	—

Total Distributions	—		(2.92)	—	—	—	—

Net Asset Value, End of Period	$22.39		$21.13	$21.73	$19.91	$16.60	$18.70

Total Return(3)	5.96%		11.37%	9.14%	19.94%	(11.23)%	(6.08)%

Net Assets, End of Period (000s)	$6,835		$6,434	$6,002	$5,309	$4,461	$4,284

Ratios to Average Net Assets:
Gross expenses	1.02	%(4)	1.10%	1.08%	1.27%	1.25%	0.89%
Net expenses	1.00	(4)(5)	1.10	1.06 (5)	1.27	1.25	0.89
Net investment income (loss)	0.43	(4)	0.18	(0.26)	(0.44)	(0.49)	0.15

Portfolio Turnover Rate	40%		93%	79%	104%	87%	49%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended May 31, 2006 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

Legg Mason Partners Mid Cap Core Fund 2006 Semi-Annual Report         11

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class A Shares(1)	2006(2)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$21.02		$21.65	$19.86	$16.55	$18.63	$19.89

Income (Loss) From Operations:
Net investment income (loss)	0.02		0.01	(0.07)	(0.07)	(0.08)	(0.02)
Net realized and unrealized gain (loss)	1.21		2.28	1.86	3.38	(2.00)	(1.24)

Total Income (Loss) From Operations	1.23		2.29	1.79	3.31	(2.08)	(1.26)

Less Distributions From:
Net realized gains	—		(2.92)	—	—	—	—

Total Distributions	—		(2.92)	—	—	—	—

Net Asset Value, End of Period	$22.25		$21.02	$21.65	$19.86	$16.55	$18.63

Total Return(3)	5.85%		11.27%	9.01%	20.00%	(11.16)%	(6.33)%

Net Assets, End of Period (000s)	$393,282		$389,863	$382,966	$355,954	$274,613	$301,707

Ratios to Average Net Assets:
Gross expenses	1.21	%(4)	1.22%	1.19%	1.22%	1.19%	1.16%
Net expenses	1.20	(4)(5)	1.22	1.16 (5)	1.22	1.19	1.16
Net investment income (loss)	0.22	(4)	0.06	(0.37)	(0.39)	(0.43)	(0.12)

Portfolio Turnover Rate	40%		93%	79%	104%	87%	49%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended May 31, 2006 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

12         Legg Mason Partners Mid Cap Core Fund 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class B Shares(1)	2006(2)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$19.73		$20.65	$19.08	$16.02	$18.16	$19.54

Income (Loss) From Operations:
Net investment loss	(0.06)		(0.15)	(0.22)	(0.18)	(0.20)	(0.17)
Net realized and unrealized gain (loss)	1.14		2.15	1.79	3.24	(1.94)	(1.21)

Total Income (Loss) From Operations	1.08		2.00	1.57	3.06	(2.14)	(1.38)

Less Distributions From:
Net realized gains	—		(2.92)	—	—	—	—

Total Distributions	—		(2.92)	—	—	—	—

Net Asset Value, End of Period	$20.81		$19.73	$20.65	$19.08	$16.02	$18.16

Total Return(3)	5.47%		10.38%	8.23%	19.10%	(11.78)%	(7.06)%

Net Assets, End of Period (000s)	$339,306		$359,471	$410,756	$441,492	$391,990	$456,946

Ratios to Average Net Assets:
Gross expenses	1.99	%(4)	1.98%	1.94%	1.94%	1.91%	1.94%
Net expenses	1.98	(4)(5)	1.98	1.91 (5)	1.94	1.91	1.94
Net investment loss	(0.56	)(4)	(0.71)	(1.12)	(1.11)	(1.15)	(0.89)

Portfolio Turnover Rate	40%		93%	79%	104%	87%	49%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended May 31, 2006 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

Legg Mason Partners Mid Cap Core Fund 2006 Semi-Annual Report         13

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class C Shares(1)	2006(2)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$19.73		$20.65	$19.08	$16.02	$18.16	$19.54

Income (Loss) From Operations:
Net investment loss	(0.05)		(0.15)	(0.22)	(0.18)	(0.20)	(0.16)
Net realized and unrealized gain (loss)	1.13		2.15	1.79	3.24	(1.94)	(1.22)

Total Income (Loss) From Operations	1.08		2.00	1.57	3.06	(2.14)	(1.38)

Less Distributions From:
Net realized gains	—		(2.92)	—	—	—	—

Total Distributions	—		(2.92)	—	—	—	—

Net Asset Value, End of Period	$20.81		$19.73	$20.65	$19.08	$16.02	$18.16

Total Return(3)	5.47%		10.38%	8.23%	19.10%	(11.78)%	(7.06)%

Net Assets, End of Period (000s)	$289,967		$302,409	$343,906	$355,703	$298,914	$341,072

Ratios to Average Net Assets:
Gross expenses	1.95	%(4)	2.00%	1.95%	1.93%	1.94%	1.90%
Net expenses	1.90	(4)(5)	2.00	1.92 (5)	1.93	1.94	1.90
Net investment loss	(0.47	)(4)	(0.73)	(1.13)	(1.10)	(1.18)	(0.86)

Portfolio Turnover Rate	40%		93%	79%	104%	87%	49%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended May 31, 2006 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

14         Legg Mason Partners Mid Cap Core Fund 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class Y Shares(1)	2006(2)		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$21.60		$22.16	$20.23	$16.79	$18.82		$20.02

Income (Loss) From Operations:
Net investment income (loss)	0.07		0.01	0.01	0.01	(0.00	)(3)	0.05
Net realized and unrealized gain (loss)	1.24		2.35	1.92	3.43	(2.03)		(1.25)

Total Income (Loss) From Operations	1.31		2.36	1.93	3.44	(2.03)		(1.20)

Less Distributions From:
Net realized gains	—		(2.92)	—	—	—		—

Total Distributions	—		(2.92)	—	—	—		—

Net Asset Value, End of Period	$22.91		$21.60	$22.16	$20.23	$16.79		$18.82

Total Return(4)	6.06%		11.34%	9.54%	20.49%	(10.79)%		(5.99)%

Net Assets, End of Period (000s)	$1,529		$1,575	$87,946	$86,517	$76,561		$106,392

Ratios to Average Net Assets:
Gross expenses	0.78	%(5)	0.75%	0.77%	0.76%	0.77%		0.78%
Net expenses	0.78	(5)(6)	0.75	0.74 (6)	0.76	0.77		0.78
Net investment income (loss)	0.66	(5)	0.03	0.05	0.07	(0.02)		0.28

Portfolio Turnover Rate	40%		93%	79%	104%	87%		49%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended May 31, 2006 (unaudited).
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

Legg Mason Partners Mid Cap Core Fund 2006 Semi-Annual Report         15

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Mid Cap Core Fund (formerly known as Smith Barney Mid Cap Core Fund) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Investment Trust (formerly known as Smith Barney Investment Trust) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) REIT Distributions. The character of distributions received from real estate investment trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of

16         Legg Mason Partners Mid Cap Core Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the true tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(h) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

Legg Mason Partners Mid Cap Core Fund 2006 Semi-Annual Report          17

Notes to Financial Statements (unaudited) (continued)

2.	Investment Management Agreement and Other Transactions with Affiliates

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business, to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment manager, Smith Barney Fund Management LLC (the “Manager” or “SBFM”), previously an indirect wholly-owned subsidiary of Citigroup, became a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s then existing investment management contract to terminate. The Fund’s shareholders approved a new investment management contract between the Fund and the Manager, which became effective on December 1, 2005.

Legg Mason, whose principal executive offices are in Baltimore, Maryland, is a financial services holding company.

Prior to the Legg Mason transaction and continuing under the new investment management contract the Fund pays the Manager an investment management fee calculated daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets.

During the six months ended May 31, 2006, the Manager voluntarily waived a portion of its investment management fee and/or reimbursed expenses amounting to $82,622.

The Fund’s Board has approved PFPC Inc. (“PFPC”) to serve as transfer agent for the Fund, effective January 1, 2006. The principal business office of PFPC is located at 4400 Computer Drive, Westborough, MA 01581. Prior to January 1, 2006, Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acted as the Fund’s transfer agent. Also, prior to January 1, 2006, PFPC and Primerica Shareholder Services (“PSS”), another subsidiary of Citigroup, acted as the Fund’s sub-transfer agents. CTB received account fees and asset-based fees that varied according to the size and type of account. PFPC and PSS were responsible for shareholder recordkeeping and financial processing for all shareholder accounts and were paid by CTB. For the period ended May 31, 2006, the Fund paid transfer agent fees of $552,112 to CTB.

The Fund’s Board has appointed the Fund’s current distributor, Citigroup Global Markets Inc. (“CGM”), Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason and PFS Investments Inc., as co-distributors of the Fund. The Fund’s Board has also approved an amended and restated Rule 12b-1 Plan. CGM and other broker-dealers, financial intermediaries and financial institutions (each called a “Service Agent”) that currently offer Fund shares will continue to make the Fund’s shares available to their clients. Additional Service Agents may offer Fund shares in the future.

There is a maximum initial sales charge of 8.50% and 5.00% for Class 1 and A shares, respectively. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

18         Legg Mason Partners Mid Cap Core Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

For the period ended May 31, 2006, LMIS, and CGM and its affiliates did not receive any sales charges or CDSCs.

For the six months ended May 31, 2006, CGM and its affiliates received broker commissions of $43,590.

The Fund has adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Board of Trustees voted to discontinue offering the Plan to its members, effective January 1, 2007. This change will have no effect on fees previously deferred.

As of May 31, 2006, the Fund had accrued $1,454 as deferred compensation under the Plan.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended May 31, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$422,383,941

Sales	511,925,866

At May 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$156,229,326
Gross unrealized depreciation	(31,646,368)

Net unrealized appreciation	$124,582,958

Legg Mason Partners Mid Cap Core Fund 2006 Semi-Annual Report          19

Notes to Financial Statements (unaudited) (continued)

4.	Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended May 31, 2006, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class 1	$—	$8,104	$446
Class A	499,215	358,252	19,509
Class B	1,781,120	362,787	25,354
Class C	1,508,012	248,866	16,578
Class Y	—	40	66

Total	$3,788,347	$978,049	$61,953

5.	Distributions to Shareholders by Class

	Six Months Ended May 31, 2006	Year Ended November 30, 2005
Net Realized Gains
Class 1	—	$781,733
Class A	—	48,569,519
Class B	—	48,877,903
Class C	—	40,888,467
Class Y	—	225,033

Total	—	$139,342,655

6.	Shares of Beneficial Interest

At May 31, 2006, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

20         Legg Mason Partners Mid Cap Core Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of each class were as follows:

	Six Months Ended May 31, 2006		Year Ended November 30, 2005
	Shares	Amount	Shares	Amount
Class 1
Shares sold	26,773	$600,104	34,447	$761,361
Shares issued on reinvestment	—	—	38,834	781,733
Shares repurchased	(26,005)	(573,797)	(44,981)	(996,238)

Net Increase	768	$26,307	28,300	$546,856

Class A
Shares sold	1,399,558	$31,133,054	2,800,860	$61,094,058
Shares issued on reinvestment	—	—	2,340,074	46,871,684
Shares repurchased	(2,271,627)	(50,369,772)	(4,275,356)	(93,175,971)

Net Increase (Decrease)	(872,069)	$(19,236,718)	865,578	$14,789,771

Class B
Shares sold	427,968	$8,922,819	968,894	$20,062,934
Shares issued on reinvestment	—	—	2,460,116	46,323,983
Shares repurchased	(2,337,589)	(48,529,113)	(5,103,486)	(105,361,842)

Net Decrease	(1,909,621)	$(39,606,294)	(1,674,476)	$(38,974,925)

Class C
Shares sold	1,006,894	$20,976,817	1,863,209	$38,487,742
Shares issued on reinvestment	—	—	2,061,842	38,824,494
Shares repurchased	(2,401,997)	(49,827,061)	(5,251,133)	(108,483,697)

Net Decrease	(1,395,103)	$(28,850,244)	(1,326,082)	$(31,171,461)

Class Y
Shares sold	3,716	$87,076	9,864	$214,669
Shares issued on reinvestment	—	—	68	1,404
Shares repurchased	(9,892)	(225,774)	(3,905,541)	(88,413,738)

Net Decrease	(6,176)	$(138,698)	(3,895,609)	$(88,197,665)

7.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory

Legg Mason Partners Mid Cap Core Fund 2006 Semi-Annual Report          21

Notes to Financial Statements (unaudited) (continued)

companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses be, placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Funds.

The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

8.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”)

22         Legg Mason Partners Mid Cap Core Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 7. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, SBFM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Funds under their respective contracts.

* * *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”) (collectively, the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain aspects of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, the Fund’s investment manager believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, the Fund’s investment manager and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

Legg Mason Partners Mid Cap Core Fund 2006 Semi-Annual Report          23

Notes to Financial Statements (unaudited) (continued)

The Defendants have moved to dismiss the Complaint. Those motions are pending before the court.

9.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Fund or SBFM’s ability to perform investment management services relating to the Fund.

10.	Subsequent Events

The Fund’s Board has approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) as the Fund’s investment manager effective August 1, 2006. The Fund’s Board has also approved the appointment of CAM North America, LLC (“CAM N.A.”), as the Fund’s subadviser effective August 1, 2006. The portfolio managers who are responsible for the day-to-day management of the Fund remain the same immediately prior to and immediately after the date of these changes. LMPFA and CAM N.A., are wholly-owned subsidiaries of Legg Mason.

LMPFA will provide administrative and certain oversight services to the Fund. LMPFA will delegate to the subadviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments. The Fund’s investment management fee will remain unchanged.

The Fund’s Board has also approved certain share class modifications which, among other things, will standardize share class features for all funds in the fund complex. The features standardized include such things as sales loads, distribution charges and other costs. These modifications are expected to be implemented during the fourth quarter of 2006.

The Fund’s Board has also approved a number of other initiatives designed to streamline and restructure the fund complex, and has authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, Fund shareholders will be asked to elect a new Board, approve matters that will result in the Fund being grouped for organizational and governance purposes with other funds in the fund complex, and

24         Legg Mason Partners Mid Cap Core Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

domicile the Fund as a Maryland business trust, with all funds operating under uniform charter documents. Fund shareholders also will be asked to approve investment matters, including standardized fundamental investment policies.

Proxy materials describing these matters are expected to be sent to shareholders later in 2006. If shareholder approval is obtained, these matters generally are expected to be implemented during the first quarter of 2007.

Legg Mason Partners Mid Cap Core Fund 2006 Semi-Annual Report          25

Legg Mason Partners Mid Cap Core Fund

TRUSTEES

Dwight B. Crane

Burt N. Dorsett

R. Jay Gerken, CFA
    Chairman

Elliot S. Jaffe

Stephen E. Kaufman

Cornelius C. Rose, Jr.

OFFICERS

R. Jay Gerken, CFA

President and Chief
Executive Officer

Kaprel Ozsolak
Chief Financial Officer and
Treasurer

Brian M. Angerame

Vice President and
Investment Officer

Derek J. Deutsch, CFA

Vice President and

Investment Officer

Ted P. Becker

Chief Compliance Officer

John Chiota

Chief Anti-Money Laundering Compliance Officer

Steven Frank

Controller

OFFICERS (continued)

Robert I. Frenkel

Secretary and

Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund
Management LLC

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

PFS Investments Inc.

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, NY 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Mid Cap Core Fund, but it also may be used as sales literature.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2006 Legg Mason Investor Services, LLC

Member NASD, SIPC

FD01675 7/06	SR06-87

Legg Mason Partners Mid Cap Core Fund

The Fund is a separate investment fund of the Legg Mason Partners Investment Trust, a Massachusetts business trust.

LEGG MASON PARTNERS MID CAP CORE FUND

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. , and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov. Proxy voting reports for the period ending June 30, 2005 will continue to be listed under the Fund’s former Smith Barney Investment Trust — Smith Barney Mid Cap Core Fund name.

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Investment Trust

Date: August 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Investment Trust

Date: August 7, 2006

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Investment Trust

Date: August 7, 2006